SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

MARTIN MARIETTA MATERIALS, INC. AND CONSOLIDATED SUBSIDIARIES

Col A	Col B	Col C			Col D		Col E
		Additions
Description	Balance at beginning of period	(1) Charged to costs and expenses	(2) Charged to other accounts— describe		Deductions— describe		Balance at end of period
		(Amounts in Thousands)

Year ended December 31, 2012

Allowance for doubtful accounts	$5,295	$774	$-		$-		$6,069

Allowance for uncollectible notes receivable	295	145	-		-		440

Inventory valuation allowance	92,481	4,475	-		139	(a)	96,817

Accumulated amortization of intangible assets	12,824	3,593	-		425	(b)	15,992
Year ended December 31, 2011

Allowance for doubtful accounts	$3,578	$1,717	$-		$-		$5,295

Allowance for uncollectible notes receivable	179	116	-		-		295

Inventory valuation allowance	87,044	7,882	2,154	(c)	4,599	(a)	92,481

Accumulated amortization of intangible assets	14,322	1,812	-		984 2,326	(b) (a)	12,824

Year ended December 31, 2010

Allowance for doubtful accounts	$4,622	$-	$-		$1,044	(d)	$3,578

Allowance for uncollectible notes receivable	151	28	-		-		179
Inventory valuation allowance	82,674	4,370	-				87,044
Accumulated amortization of intangible assets	13,155	1,453	-		286	(b)	14,322

(a)	Divestitures.
(b)	Write off of fully amortized intangible assets.
(c)	Acquisitions.
(d)	To adjust allowance for change in estimates.